Related party transactions	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Related party transactions

20.	Related party transactions

For the nine months ended September 30, 2026, the Company paid or accrued compensation to key management personnel, which includes the Company’s Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Development Officer and members of the Board of Directors totaling $7,322 (nine months ended September 30, 2025 - $2,296).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)